Trade Receivables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [member]
Disclosure of financial assets [line items]
Credit terms granted to sales agents and other customers	one month
Top of range [member]
Disclosure of financial assets [line items]
Credit terms granted to sales agents and other customers	three month